Concentrations of Credit Risk and Major Customers (Details) - Schedule of accounts receivable - Accounts Receivable [Member]	12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021
Concentrations of Credit Risk and Major Customers (Details) - Schedule of accounts receivable [Line Items]
Four largest receivable balances	88.10%		94.50%
Customer A [Member]
Concentrations of Credit Risk and Major Customers (Details) - Schedule of accounts receivable [Line Items]
Four largest receivable balances	30.30%			[1]
Customer B [Member]
Concentrations of Credit Risk and Major Customers (Details) - Schedule of accounts receivable [Line Items]
Four largest receivable balances	23.30%		43.50%
Customer C [Member]
Concentrations of Credit Risk and Major Customers (Details) - Schedule of accounts receivable [Line Items]
Four largest receivable balances	22.00%		10.80%
Customer D [Member]
Concentrations of Credit Risk and Major Customers (Details) - Schedule of accounts receivable [Line Items]
Four largest receivable balances	12.50%		28.00%
Customer E [Member]
Concentrations of Credit Risk and Major Customers (Details) - Schedule of accounts receivable [Line Items]
Four largest receivable balances		[1]	12.20%

[1]	Not among the top four receivable balances or individually comprised 10% or more of receivable balance as of respective year end.